Taxes payable (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of tax payable	The breakdown of taxes payable is as follows:

	December 31, 2023	December 31, 2022
Income tax payable	2,147	673
Other taxes payable	6,072	3,615

Total	8,219	4,288

Current	8,219	4,128
Non-current	—	160